Investment Securities - Analysis of the Carrying Value of Investment Securities (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 118,237	$ 110,008
Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		82,150	81,271
Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		28,950	26,210
U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		61,296	59,482
Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		5,341	3,904
Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		22,650	20,412
Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		84,314	84,710
Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 12,388	$ 11,002
Yield %	[1]	3.90%	1.90%
Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 7,146	$ 5,429
Yield %	[1]	3.00%	2.10%
Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 28,698	$ 35,236
Yield %	[1]	2.90%	2.00%
Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 31,400	$ 27,686
Yield %	[1]	3.80%	3.30%
Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,518	$ 1,918
Yield %	[1]	5.70%	4.30%
Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,164	$ 3,439
Fair Value Through Other Comprehensive Income [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,164	3,439
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		31,984	23,610
Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 19,788	$ 13,042
Yield %	[1]	4.50%	3.40%
Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,871	$ 1,471
Yield %	[1]	6.20%	4.80%
Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 10,211	$ 9,024
Yield %	[1]	3.40%	3.10%
Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 114	$ 73
Yield %	[1]	5.00%	2.90%
Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 118,237	$ 110,008
Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		51	62
Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,888	1,626
Within 3 months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		9,829	11,580
Within 3 months [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		8,978	10,815
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,724	3,546
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,028	1,031
Within 3 months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		737	193
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		6,340	6,810
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		8,978	10,815
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 914	$ 2,617
Yield %	[1]	4.00%	1.00%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 128	$ 372
Yield %	[1]	3.30%	1.20%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 714	$ 762
Yield %	[1]	4.80%	2.70%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 7,126	$ 6,994
Yield %	[1]	2.00%	2.10%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 96	$ 70
Yield %	[1]	2.20%	9.80%
Within 3 months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 851	$ 765
Within 3 months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 151	$ 81
Yield %	[1]	6.00%	2.60%
Within 3 months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 700	$ 682
Yield %	[1]	3.40%	1.00%
Within 3 months [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value			$ 2
Yield %	[1]		2.70%
Within 3 months [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 9,829	$ 11,580
Three to 12 months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		19,462	22,017
Three to 12 months [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		16,819	18,904
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		7,154	3,968
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		3,853	11,856
Three to 12 months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,447	496
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		7,008	5,697
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		16,819	18,904
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 4,964	$ 2,125
Yield %	[1]	4.50%	2.70%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 185	$ 688
Yield %	[1]	1.60%	1.80%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,848	$ 8,665
Yield %	[1]	2.30%	1.10%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 8,629	$ 7,325
Yield %	[1]	3.60%	2.20%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 193	$ 101
Yield %	[1]	11.50%	2.80%
Three to 12 months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,643	$ 3,113
Three to 12 months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 14	$ 812
Yield %	[1]	5.50%	1.30%
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 481	$ 382
Yield %	[1]	9.20%	7.40%
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,147	$ 1,867
Yield %	[1]	3.20%	3.10%
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1	$ 52
Yield %	[1]	5.60%	3.00%
Three to 12 months [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 19,462	$ 22,017
One to 5 years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		48,561	44,864
One to 5 years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		40,356	37,740
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		13,739	12,560
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		26,261	24,810
One to 5 years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,468	2,695
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		6,093	4,799
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		40,356	37,740
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 4,441	$ 4,700
Yield %	[1]	3.50%	2.20%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,732	$ 2,537
Yield %	[1]	2.80%	2.10%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 18,782	$ 19,695
Yield %	[1]	2.80%	2.20%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 11,241	$ 9,281
Yield %	[1]	4.50%	4.30%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,160	$ 1,527
Yield %	[1]	5.40%	4.30%
One to 5 years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 8,154	$ 7,070
One to 5 years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 163	$ 149
Yield %	[1]	5.00%	3.10%
One to 5 years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,030	$ 827
Yield %	[1]	5.60%	4.50%
One to 5 years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6,959	$ 6,104
Yield %	[1]	3.40%	2.90%
One to 5 years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2	$ (10)
Yield %	[1]	3.90%	3.90%
One to 5 years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 48,561	$ 44,864
One to 5 years [member] | Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		51	54
Five to ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		11,799	10,382
Five to ten years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		11,177	9,833
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		3,744	2,440
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		4,944	4,921
Five to ten years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		540	485
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,571	2,536
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		11,177	9,833
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,265	$ 675
Yield %	[1]	3.10%	2.10%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,053	$ 1,832
Yield %	[1]	3.30%	2.50%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 2,723	$ 3,295
Yield %	[1]	4.00%	2.70%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 4,073	$ 3,817
Yield %	[1]	5.40%	5.00%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 63	$ 214
Yield %	[1]	4.50%	3.00%
Five to ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 622	$ 541
Five to ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 4	$ 7
Yield %	[1]	4.50%	4.00%
Five to ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 185	$ 138
Yield %	[1]	2.60%	2.20%
Five to ten years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 405	$ 367
Yield %	[1]	4.70%	7.20%
Five to ten years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 28	$ 29
Yield %	[1]	3.20%	2.60%
Five to ten years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 11,799	$ 10,382
Five to ten years [member] | Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value			8
Over ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		24,534	16,097
Over ten years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		4,820	3,976
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		941	900
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		23,245	14,866
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		348	331
Over ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		4,820	3,976
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 804	$ 885
Yield %	[1]	4.30%	0.20%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 48
Yield %	[1]	4.60%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 3,631	$ 2,819
Yield %	[1]	3.00%	2.50%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 331	$ 269
Yield %	[1]	3.80%	3.40%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 6	$ 3
Yield %	[1]	5.90%	5.90%
Over ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 19,714	$ 12,121
Over ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 19,607	$ 12,074
Yield %	[1]	4.50%	3.50%
Over ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 24	$ 43
Yield %	[1]	1.50%	1.30%
Over ten years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value			$ 4
Yield %	[1]		0.00%
Over ten years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 83
Yield %	[1]	5.60%
Over ten years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 24,534	$ 16,097
No specific maturity [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		4,052	5,068
No specific maturity [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value			3
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,648	2,796
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		1,965	1,998
No specific maturity [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		149	35
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		290	239
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,164	3,442
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value			$ 3
Yield %	[1]		4.00%
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,164	$ 3,439
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		2,164	3,439
No specific maturity [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		4,052	5,068
No specific maturity [member] | Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 1,888	$ 1,626

[1]	Represents the weighted-average yield of fixed income securities.